EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY
Schedule of distribution of capital

	Total
Shareholders	Number	%
Controlling Group	1,244,241,119	73.58%
Telefónica Latinoamérica Holding, S.L.	407,279,213	24.09%
Telefónica	503,329,803	29.76%
SP Telecomunicações Participações	332,695,590	19.67%
Telefónica Chile	936,513	0.06%
Other shareholders	443,933,052	26.25%
Treasury Shares	2,810,752	0.17%
Total shares	1,690,984,923	100.00%
Treasury Shares	(2,810,752)
Total shares outstanding	1,688,174,171

Schedule of other capital reserves

	12.31.20	12.31.19
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (2)	(112,107)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData (5)	(75,388)	(75,388)
Preferred shares delivered referring to the judicial process of expansion plan (6)	2	2
Effects of the acquisition of Terra Networks by TData (7)	(59,029)	(59,029)
Effects of the acquisition of TIS by Terra Networks (8)	(48,135)	(48,135)
Effects of the acquisition and sale of CyberCo Brasil (9)	39,521	—
Other	76	76
Total	1,229,730	1,190,209

(1)It referes the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.

(2)The cancellation of 2,332,686 shares issued by the Company, held in treasury, approved at the Special Shareholders' Meeting held on March 12, 2015.

(3)The value refers direct costs (net of taxes) of Company capital that increased on April 30,2015, arising from the Primary Offering of Shares.

(4)The value refers the difference between the economic values that comes from the merger of shares owned by GVTPart, issued on the transaction closing date.

(5)Regarding the effects of the acquisition of shares of non-controlling shareholders that, with the adoption of IFRS 10, 35 and 36. It would be recorded in equity when there is no change in the shareholding control.

(6)It refers about the effects of write-offs due to the transfer of 62 preferred shares in treasury to outstanding shares, for compliance with judicial process decisions in which the Company is involved regarding rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

(7)The effects refer the acquisition of Terra Networks by TData, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired.

(8)The effects refer the acquisition of TIS by Terra Networks, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired (Note 1 c).

(9)Refers to the effects on the Company and on a subsidiary, due to the acquisition and sale of CyberCo Brasil, referring to the difference between the consideration received in exchange for the alienated shareholding (Note 1.c).

Schedule of income reserves

		Expansion and
		Modernization
	Legal reserve	Reserve	Tax incentives	Total
Balance on 12.31.18	2,584,757	1,700,000	39,413	4,324,170
Reversal of reserves	—	(1,700,000)	—	(1,700,000)
Recording of reserves	250,051	600,000	18,166	868,217
Balance on 12.31.19	2,834,808	600,000	57,579	3,492,387
Reversal of reserves	—	(600,000)	—	(600,000)
Recording of reserves	238,526	—	18,766	257,292
Balance on 12.31.20	3,073,334	—	76,345	3,149,679

Schedule of calculation of dividends and interest on equity

	2020	2019
Net income for the year	4,770,527	5,001,014
Allocation to legal reserve	(238,526)	(250,051)
(-) Tax incentives - not distributable	(18,766)	(18,166)
Adjusted net income	4,513,235	4,732,797
Dividend and IOE distributed for the year:	(3,830,000)	(3,588,000)
Interest on equity (gross)	(2,630,000)	(2,588,000)
Interim dividends	(1,200,000)	(1,000,000)
Balance of unallocated net income	683,235	1,144,797
(+) Reversal special reserve for modernization and expansion	600,000	1,700,000
(+) Unclaimed dividends and interest on equity	99,788	82,898
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	204,495	(132,120)
Income available to be distributed	1,587,518	2,795,575
Proposal for Distributions:
Special reserve for modernization and expansion	—	600,000
Additional proposed dividends	1,587,518	2,195,575
Proposed additional dividends - Net income for the year	987,518	495,575
Proposed additional dividends - Based on prior year's net income, referring to the reversal of the special reserve for expansion and modernization	600,000	1,700,000
Total	1,587,518	2,795,575
Mandatory minimum dividend - 25% of adjusted net income	1,128,309	1,183,199

Schedule of proposed for deliberation per share

Total proposed for deliberation - per share	2020	2019
Common shares	0.940376	1.219339
Preferred shares	—	1.341273

Schedule of allocation of interim dividends and interest on equity

2020

	Dates			Gross Amount			Net Value			Amount per Share, Net
			Beginning of
Nature	Approval	Credit	Payment	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred

IOE	02/14/20	02/28/20	Until 12/31/21	85,373	184,627	270,000	72,567	156,933	229,500	0.12745554999	0.14020110499
IOE	03/19/20	03/31/20	Until 12/31/21	47,430	102,570	150,000	40,315	87,185	127,500	0.07080863888	0.07788950277
IOE	06/17/20	06/30/20	Until 12/31/21	284,578	615,422	900,000	241,891	523,109	765,000	0.42485183332	0.46733701665
IOE	09/17/20	09/28/20	Until 12/31/21	205,528	444,472	650,000	174,699	377,801	552,500	0.30683743517	0.33752117869
IOE	11/16/20	11/27/20	Until 12/31/21	400,000	—	400,000	340,000	—	340,000	0.20136681027	—
IOE	12/15/20	12/28/20	Until 12/31/21	260,000	—	260,000	221,000	—	221,000	0.13091066301	—
Dividends	12/15/20	12/28/20	Until 12/31/21	1,200,000	—	1,200,000	1,200,000	—	1,200,000	0.71082712946	—
Total				2,482,909	1,347,091	3,830,000	2,290,472	1,145,028	3,435,500

2019

	Dates			Gross Amount			Net Value			Amount per Share
			Beginning of
Nature	Approval	Credit	Payment	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred

IOE	02/15/19	02/28/19	08/18/20	221,338	478,662	700,000	188,137	406,863	595,000	0.33044031480	0.36348434628
IOE	04/17/19	04/30/19	08/18/20	180,233	389,767	570,000	153,198	331,302	484,500	0.26907282777	0.29598011054
IOE	06/17/19	06/28/19	08/18/20	306,079	661,921	968,000	260,167	562,633	822,800	0.45695174961	0.50264692458
IOE	12/19/19	12/30/19	08/18/20	110,669	239,331	350,000	94,069	203,431	297,500	0.16522015740	0.18174217314
Dividends	12/19/19	12/30/19	08/18/20	316,198	683,802	1,000,000	316,198	683,802	1,000,000	0.55536187362	0.61089806098
Total				1,134,517	2,453,483	3,588,000	1,011,769	2,188,031	3,199,800

Schedule of changes in other comprehensive income

	Financial assets at		Currency translation
	fair value through other		effects - foreign
	comprehensive income	Derivative transactions	investments	Total
Balance on 12.31.18	(9,070)	336	37,959	29,225
Translation gains	—	—	1,859	1,859
Losses from future contracts	—	(336)	—	(336)
Losses on financial assets at fair value through other comprehensive income	(11)	—	—	(11)
Balance on 12.31.19	(9,081)	—	39,818	30,737
Translation gains	—	—	39,008	39,008
Losses from future contracts	—	(4,147)	—	(4,147)
Gains on financial assets at fair value through other comprehensive income	290	—	—	290
Balance on 12.31.20	(8,791)	(4,147)	78,826	65,888

Schedule of calculation of earnings per share

	2020	2019	2018
Net income for the year	4,770,527	5,001,014	8,928,258
Common shares	1,991,046	1,581,308	2,823,093
Preferred shares	2,779,481	3,419,706	6,105,165

Number of shares (thousands):	1,688,615	1,688,694	1,688,694
Weighted average number of outstanding common shares for the year	685,522	569,354	569,354
Weighted average number of outstanding preferred shares for the year	1,003,093	1,119,340	1,119,340

Basic and diluted earnings per share:	2.90	2.78	4.96
Common shares
Preferred shares	2.77	3.06	5.45